Taxation - Loss before provision for income taxes is attributable to the geographic locations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Taxation
(Loss) Income before income tax	¥ 6,452	$ 890	¥ (186,626)
Cayman
Taxation
(Loss) income before tax, foreign	(3,271)		(140,369)
Hong Kong
Taxation
(Loss) income before tax, foreign	(952)		(1,911)
PRC
Taxation
(Loss) income before tax, domestic	¥ 10,675		¥ (44,346)